SUBSEQUENT EVENTS (Details) - CAPSTAR SPECIAL PURPOSE ACQUISITION CORP	Jul. 19, 2021 USD ($) $ / shares shares	Jul. 28, 2021 USD ($)	Mar. 03, 2021 USD ($)
Subsequent Event [Line Items]
Loans for working capital purpose | $		$ 4,000,000
Subsequent Events.
Subsequent Event [Line Items]
Loans for working capital purpose | $			$ 1,500,000
Trading price for future vesting threshold of the first third	$ 20.00
Trading price for future vesting threshold of the second third	$ 20.00
Number of trading days within specified period that share price must exceed	30 days
Threshold period before share price condition commences	20 days
Gelesis
Subsequent Event [Line Items]
Implied equity value | $	$ 900,000,000
Conversion ratio of CPSR Class A or CPSR Class B to CPSR Share	1
Number of pro rata portion of restricted earn out CPSR shares will be received by each holder of common stock, options and warrants | shares	15,000,000
Trading price for future vesting threshold of the first third	$ 12.50
Trading price for future vesting threshold of the second third	15.00
Trading price for future vesting threshold of the third portion	$ 17.50
Number of trading days within specified period that share price must exceed	20 days
Consecutive trading days used to evaluate share price	30 days
Threshold period before share price condition commences	5 years
Gelesis | Subsequent Events.
Subsequent Event [Line Items]
Implied equity value | $	$ 675,000,000
Number of pro rata portion of restricted earn out CPSR shares will be received by each holder of common stock, options and warrants | shares	23,483,250
Trading price for future vesting threshold of the first third	$ 12.50
Trading price for future vesting threshold of the second third	15.00
Trading price for future vesting threshold of the third portion	$ 17.50
Number of trading days within specified period that share price must exceed	20 days
Consecutive trading days used to evaluate share price	30 days
Threshold period before share price condition commences	5 years
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	5 years
Gelesis | Subsequent Events. | Class A common stock
Subsequent Event [Line Items]
Shares issued (in shares) | shares	9,000,000
Share issuance price	$ 10.00
Shares issued value | $	$ 90,000,000